CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION AND SHAREHOLDERS' DEFICIT - Common shares (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2024 Vote item $ / shares shares	Dec. 31, 2023 item Vote $ / shares shares	May 09, 2023 shares	Dec. 31, 2022 $ / shares shares
CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION AND SHAREHOLDERS' DEFICIT
Common shares, votes per share | Vote	1	1
Number of class of board of directors | item	3	3
Director's service term	3 years	3 years
Number of class of director appointed each year | item	1	1
Prior to Initial Business Combination
CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION AND SHAREHOLDERS' DEFICIT
Threshold voting percentage under special resolution to amend memorandum and articles of association	90.00%	90.00%
Class A common stock
CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION AND SHAREHOLDERS' DEFICIT
Common shares, shares authorized (in shares)	200,000,000	200,000,000		200,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001
Common shares, votes per share | Vote	1	1
Number of shares issued		4,002,121	8,665,842	0
Number of shares outstanding	4,002,121	4,002,121	8,665,842	0
Class A common stock | Prior to Initial Business Combination
CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION AND SHAREHOLDERS' DEFICIT
Common shares, votes per share | Vote	1	1
Class A common stock subject to possible redemption
CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION AND SHAREHOLDERS' DEFICIT
Class A ordinary shares subject to possible redemption, shares issued (in shares)	2,846,071	2,846,071		23,000,000
Class A ordinary shares subject to possible redemption, shares outstanding (in shares)	2,846,071	2,846,071		23,000,000
Class A Common Stock Not Subject to Redemption
CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION AND SHAREHOLDERS' DEFICIT
Number of shares issued	4,002,121	4,002,121
Number of shares outstanding	4,002,121	4,002,121
Class B common stock
CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION AND SHAREHOLDERS' DEFICIT
Common shares, shares authorized (in shares)	20,000,000	20,000,000		20,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001
Common shares, votes per share | Vote	1	1
Number of shares issued	1,747,879	1,747,879	1,747,879	5,750,000
Number of shares outstanding	1,747,879	1,747,879	1,747,879	5,750,000
Class B common stock | Prior to Initial Business Combination
CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION AND SHAREHOLDERS' DEFICIT
Common shares, votes per share | Vote	10	10
Class B common stock | Sponsor
CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION AND SHAREHOLDERS' DEFICIT
Percentage of issued and outstanding shares after the initial public offering collectively held by initial stockholders	67.00%	67.00%
Common stock subject to redemption
CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION AND SHAREHOLDERS' DEFICIT
Class A ordinary shares subject to possible redemption, shares issued (in shares)		2,846,071		2,846,071
Class A ordinary shares subject to possible redemption, shares outstanding (in shares)		23,000,000		23,000,000